Long-Term Debt - Components (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jan. 31, 2018	May 31, 2017	Mar. 01, 2017	Dec. 31, 2014	Apr. 01, 2014
Long-Term Debt
Long-term debt	$ 1,002,813,000	$ 1,087,347,000
Less: current installments	85,945,000	109,534,000
Less: unamortized deferred loan issuance costs	2,492,000	2,608,000
Current portion of long-term debt	83,453,000	106,926,000
Amounts due after one year	916,868,000	977,813,000
Less: unamortized deferred loan issuance costs	4,925,000	7,448,000
Long-term debt, less current installments, and unamortized deferred loan issuance costs	911,943,000	970,365,000
$320 million loan facility
Long-Term Debt
Long-term debt	282,360,000	312,472,000
Debt instrument face amount	320,000,000		$ 320,000,000
$55 million revolving credit facility
Long-Term Debt
Long-term debt	26,279,000	26,279,000
Debt instrument face amount	55,000,000
Hilda Loan Facility [Member]
Long-Term Debt
Long-term debt	84,615,000	90,769,000
Debt instrument face amount					$ 100,000,000
Torill Loan Facility [Member]
Long-Term Debt
Long-term debt	88,333,000	95,000,000
Debt instrument face amount				$ 100,000,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	70,739,000	81,839,000
Debt instrument face amount	172,500,000	172,500,000						$ 172,500,000
Raquel Loan Facility [Member]
Long-Term Debt
Long-term debt	57,955,000	63,184,000
Debt instrument face amount							$ 90,000,000
Tordis Loan Facility [Member]
Long-Term Debt
Long-term debt	80,931,000	85,991,000				$ 114,400,000
Vigdis Loan Facility [Member]
Long-Term Debt
Long-term debt	82,196,000	87,256,000
Lena Loan Facility [Member]
Long-Term Debt
Long-term debt	80,850,000	85,750,000
Brasil Loan Facility [Member]
Long-Term Debt
Long-term debt	57,281,000	63,454,000
Anna loan facility
Long-Term Debt
Long-term debt	66,274,000	70,353,000
$25 million revolving credit facility
Long-Term Debt
Long-term debt	25,000,000	25,000,000
Debt instrument face amount	$ 25,000,000	$ 25,000,000